TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
TRADE RECEIVABLES
Trade receivables		¥ 672,533	¥ 650,963
Less: provision for bad debt allowance	¥ (71,565)
Current trade receivables		¥ 177,023	¥ 224,114